Share capital - Summary of Detailed Information About Stock Options Outstanding (Detail)	Apr. 30, 2022 shares $ / shares	Oct. 31, 2021 shares $ / shares
Disclosure Of Outstanding Stock Options [line items]
Number of stock options	5,793,766	5,296,553
September 11, 2022 [member]
Disclosure Of Outstanding Stock Options [line items]
Number of stock options	399,100
Exercise price | $ / shares	$ 0.02
April 10, 2023 [member]
Disclosure Of Outstanding Stock Options [line items]
Number of stock options	798,200
Exercise price | $ / shares	$ 0.02
April 10, 2023 [member]
Disclosure Of Outstanding Stock Options [line items]
Number of stock options	199,231
Exercise price | $ / shares	$ 0.36
April 1, 2024 [member]
Disclosure Of Outstanding Stock Options [line items]
Number of stock options	171,613
Exercise price | $ / shares	$ 0.36
July 17, 2024 [member]
Disclosure Of Outstanding Stock Options [line items]
Number of stock options	865,244
Exercise price | $ / shares	$ 0.36
December 16, 2029 [member]
Disclosure Of Outstanding Stock Options [line items]
Number of stock options	99,775
Exercise price | $ / shares	$ 1.07
April 21, 2030 [member]
Disclosure Of Outstanding Stock Options [line items]
Number of stock options	386,010
Exercise price | $ / shares	$ 1.07
July 19, 2030 [member]
Disclosure Of Outstanding Stock Options [line items]
Number of stock options	251,433
Exercise price | $ / shares	$ 1.07
November 30, 2030
Disclosure Of Outstanding Stock Options [line items]
Number of stock options	410,587
Exercise price | $ / shares	$ 2.14
February 11, 2031
Disclosure Of Outstanding Stock Options [line items]
Number of stock options	439,010
Exercise price | $ / shares	$ 2.14
August 10, 2031
Disclosure Of Outstanding Stock Options [line items]
Number of stock options	1,053,846
Exercise price | $ / shares	$ 10.93
November 22, 2031
Disclosure Of Outstanding Stock Options [line items]
Number of stock options	31,725
Exercise price | $ / shares	$ 13.2
January 31, 2032
Disclosure Of Outstanding Stock Options [line items]
Number of stock options	560,377
Exercise price | $ / shares	$ 7.58
March 8,2032
Disclosure Of Outstanding Stock Options [line items]
Number of stock options	127,615
Exercise price | $ / shares	$ 7.74
Long Term Incentive Plan [member]
Disclosure Of Outstanding Stock Options [line items]
Number of stock options		5,296,553
Long Term Incentive Plan [member] | September 11, 2022 [member]
Disclosure Of Outstanding Stock Options [line items]
Number of stock options		399,100
Exercise price | $ / shares		$ 0.02
Long Term Incentive Plan [member] | April 10, 2023 [member]
Disclosure Of Outstanding Stock Options [line items]
Number of stock options		798,200
Exercise price | $ / shares		$ 0.02
Long Term Incentive Plan [member] | April 10, 2023 [member]
Disclosure Of Outstanding Stock Options [line items]
Number of stock options		199,231
Exercise price | $ / shares		$ 0.36
Long Term Incentive Plan [member] | April 1, 2024 [member]
Disclosure Of Outstanding Stock Options [line items]
Number of stock options		171,613
Exercise price | $ / shares		$ 0.36
Long Term Incentive Plan [member] | July 17, 2024 [member]
Disclosure Of Outstanding Stock Options [line items]
Number of stock options		865,244
Exercise price | $ / shares		$ 0.36
Long Term Incentive Plan [member] | December 16, 2029 [member]
Disclosure Of Outstanding Stock Options [line items]
Number of stock options		99,775
Exercise price | $ / shares		$ 1.08
Long Term Incentive Plan [member] | April 21, 2030 [member]
Disclosure Of Outstanding Stock Options [line items]
Number of stock options		439,010
Exercise price | $ / shares		$ 1.08
Long Term Incentive Plan [member] | July 19, 2030 [member]
Disclosure Of Outstanding Stock Options [line items]
Number of stock options		371,163
Exercise price | $ / shares		$ 1.08
Long Term Incentive Plan [member] | November 30, 2030
Disclosure Of Outstanding Stock Options [line items]
Number of stock options		420,452
Exercise price | $ / shares		$ 2.17
Long Term Incentive Plan [member] | February 11, 2031
Disclosure Of Outstanding Stock Options [line items]
Number of stock options		478,920
Exercise price | $ / shares		$ 2.17
Long Term Incentive Plan [member] | August 10, 2031
Disclosure Of Outstanding Stock Options [line items]
Number of stock options		1,053,846
Exercise price | $ / shares		$ 10.93